CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues from sale of products	$ 7,828	$ 3,611	$ 3,401
Revenues from development services	13,935	10,678
Revenues from license agreements		17,500
Total revenues	21,763	31,789	3,401
Cost of revenues	14,218	11,849	2,088
Gross profit	7,545	19,940	1,313
Research and development, net of Participations	7,698	4,969	4,072
Selling and marketing	3,228	4,064	4,188
General and administrative	5,459	5,242	3,799
Other income from settlement agreement			(7,537)
Other expenses		1,172	751
Total operating expenses	16,385	15,447	5,273
Operating profit (loss)	(8,840)	4,493	(3,960)
Financial income	843	556	412
Financial expense	(1,279)	(2,983)	(2,117)
Profit (loss) from continuing operations	(9,276)	2,066	(5,665)
Profit from discontinued operation	80	2,889	4,608
Net profit (loss)	(9,196)	4,955	(1,057)
Other comprehensive income (loss):
Foreign currency translation adjustments	(23)	8	13
Total comprehensive income (loss)	$ (9,219)	$ 4,963	$ (1,044)
Basic and diluted net profit (loss) per share from continuing operations	$ (0.34)	$ 0.08	$ (0.21)
Basic and diluted net profit per share from discontinued operations		0.10	0.17
Total Basic and diluted net profit (loss) per share	$ (0.34)	$ 0.18	$ (0.04)